Segment Information - Summary of Breakdown of Revenue From Different Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of products and services [line items]
Revenue	$ 2,818,974	$ 83,554,385	$ 85,111,913	$ 82,839,922
Packaging [member]
Disclosure of products and services [line items]
Revenue		70,851,943	74,315,486	72,752,428
Testing [member]
Disclosure of products and services [line items]
Revenue		11,983,667	10,227,996	9,551,025
Other [member]
Disclosure of products and services [line items]
Revenue		$ 718,775	$ 568,431	$ 536,469